Employee Benefit Plans - Defined Benefit Plan Funded Status of Plan (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension assets	$ 1,416	$ 836
Pension Benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension assets	1,282	836
Accrued benefit cost	(191)	(204)
Total benefits	1,091	632
Pension Benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension assets	134	0
Accrued benefit cost	(63)	(158)
Total benefits	71	(158)
Other post-retirement benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(68)	(72)
Total benefits	(68)	(72)
Other post-retirement benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(4)	(4)
Total benefits	$ (4)	$ (4)